Investments Accounted for Using the Equity Method	12 Months Ended
Dec. 31, 2019
INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD
INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

14.   INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

14.1        Investments accounted for using the equity method

a)	The following tables present the changes in investments accounted for using the equity method for the years ended December 31, 2019 and 2018:

			Functional	Ownership Interest	Balance as of 1-1-2019	Share of Profit (Loss) (*)	Dividends Declared	Foreign Currency Translation	Other Increase (Decrease)	Balance as of 12-31-2019
Changes in Investments in Associates	Relationship	Country	Currency	%	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GNL Chile S.A.	Associate	Chile	U.S. dollar	33.33%	3,052,983	(254,132)	(1,518,880)	130,235	—	1,410,206
Transmisora Eléctrica de Quillota Ltda.	Joint venture	Chile	Chilean peso	50.00%	9,473,711	695,437	(4,069,920)	—	—	6,099,228
Enel Argentina (formerly named Endesa Argentina S.A.)	Associate	Argentina	Argentine peso	0.08%	300,198	104,335	—	(95,726)	93,101	401,908
				TOTAL	12,826,892	545,640	(5,588,800)	34,509	93,101	7,911,342

			Functional	Ownership Interest	Balance as of 1-1-2018	Share of Profit (Loss) (*)	Dividends Declared	Foreign Currency Translation	Other Increase (Decrease)	Balance as of 12-31-2018
Changes in Investments in Associates	Relationship	Country	Currency	%	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GNL Chile S.A.	Associate	Chile	U.S. dollar	33.33%	3,783,316	805,972	(1,884,140)	347,835	—	3,052,983
Centrales Hidroeléctricas de Aysén S.A. (*)	Joint venture	Chile	Chilean peso	51.00%	4,205,233	1,734,508	—	—	(5,939,741)	—
Transmisora Eléctrica de Quillota Ltda.	Joint venture	Chile	Chilean peso	50.00%	8,818,759	654,952	—	—	—	9,473,711
Enel Argentina (formerly named Endesa Argentina S.A.)	Associate	Argentina	Argentine peso	0.08%	105,146	86,021	—	(108,069)	217,100	300,198
				TOTAL	16,912,454	3,281,453	(1,884,140)	239,766	(5,722,641)	12,826,892

(*)  See Note 14.b

b)	Centrales Hidroeléctricas de Aysén S.A. (Hidroaysén)

In May 2014, the Committee of Ministers revoked the Environmental Qualification Resolution (“RCA”) of the Centrales Hidroeléctricas de Aysén S.A. project, in which the Company participated by accepting some of the claims filed against this project. It is a public information that this decision was resorted before the Environmental Courts in Valdivia and Santiago. On January 28, 2015, it was made public that the water rights request made by Centrales Hidroeléctricas de Aysén S.A. has been partially rejected in 2008.

The Company had expressed its intention to promote at Centrales Hidroeléctricas de Aysén S.A. the defense for water rights and the environmental qualification granted to the project in the corresponding instances, continuing with the judicial actions already started or implementing new administrative or judicial actions that are necessary to this end, and it maintained the belief that water resources of the Aysén region are important for the energy development of the country.

Nevertheless, there was uncertainty on the recoverability of the investment made so far at Centrales Hidroeléctricas de Aysén S.A., since it depended both on judicial decisions and on definitions in the energy agenda which could not be foreseen, consequently the investment was not included in the portfolio of the Company’s immediate projects. At closing date of fiscal year 2014, the Company recognized an impairment of its participation in Centrales Hidroeléctricas de Aysén S.A. amounting to ThCh$ 69,066,857.

On December 7, 2017 an extraordinary meeting of shareholders of Centrales Hidroeléctricas de Aysén S.A. was held, in which the early dissolution of the same was agreed and how the liquidation process of the assets of the company will carried out. The liquidation process contemplated a distribution of assets to its shareholders Enel Generación and Colbún according to their stakes of 51% and 49%, respectively. This liquidation process and the corresponding distribution took place on September 7, 2018.

The following is the stand-alone balance sheet considered for the liquidation process:

CENTRALES HIDROELECTRICAS DE AYSEN S.A.		Liquidation Balance	Recognized by Enel Generation (51%)

		09-07-2018	09-07-2018
ASSETS		ThCh$	ThCh$

CURRENT ASSETS

	Cash and cash equivalents	72,339	36,892
	Trade and other current receivables	56,021	28,571
	TOTAL CURRENT ASSETS	128,360	65,463

NON-CURRENT ASSETS

	Property, plant and equipment	11,603,281	5,917,673
	TOTAL NON-CURRENT ASSETS	11,603,281	5,917,673

	TOTAL ASSETS	11,731,641	5,983,136

		09-07-2018	09-07-2018
CURRENT LIABILITIES		ThCh$	ThCh$

	Other current provisions	83,403	42,535
	TOTAL CURRENT LIABILITIES	83,403	42,535

EQUITY

	Issued capital	188,855,665	96,316,389
	Retained earnings	(177,207,427)	(90,375,788)
	TOTAL EQUITY	11,648,238	5,940,601

TOTAL LIABILITIES AND EQUITY		11,731,641	5,983,136

14.2        Additional financial information on investments in associates

The following tables show financial information from the statement of financial position and statements of income as of and for the years December 31, 2019 and 2018 of the investments in associates where the Group has significant influence:

As of and for the year ended December 31, 2019
Other
Investments with	Ownership	Current	Non-current	Current	Non-current				Comprehensive	Comprehensive
	Interest	Assets	Assets	Liabilities	Liabilities	Revenues	Expenses	Profit (Loss)	Income	Income
Significant Influence	%	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GNL Chile S.A.	33.33%	67,419,256	1,615,973,312	161,197,047	1,517,964,903	582,441,735	(583,204,131)	(762,396)	389,843	(372,553)

As of and for the year ended December 31, 2018
Other
	Ownership	Current	Non-current	Current	Non-current				Comprehensive	Comprehensive
Investments with	Interest	Assets	Assets	Liabilities	Liabilities	Revenues	Expenses	Profit (Loss)	Income	Income
Significant Influence	%	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GNL Chile S.A.	33.33%	75,571,058	267,884	66,679,077	—	707,597,382	(705,179,225)	2,418,157	1,043,609	3,461,766

None of our associates have published price quotations.

Appendix 2 to these consolidated financial statements provides information on the main activities of our associates and the ownership interest the Group holds in them.

14.3        Additional financial information on investments in joint ventures

The following tables present information from the statement of financial position and statement of income as of and for the years enedes December 31, 2019 and 2018, on the main joint ventures:

	Centrales Hidroeléctricas de Aysén S.A.		Transmisora Eléctrica de Quillota Ltda.
	51.00%	51.00%	50.00%	50.00%
	12-31-2019 (*)	12-31-2018	12-31-2019	12-31-2018
Investments in Joint Ventures	ThCh$	ThCh$	ThCh$	ThCh$
Total current assets	—	—	3,346,667	9,360,553
Total non-current assets	—	—	10,834,220	11,530,788
Total current liabilities	—	—	365,640	235,264
Total non-current liabilities	—	—	1,616,791	1,708,660
Cash and cash equivalents	—	—	2,403,904	8,185,391

Revenues	—	—	3,191,566	3,003,757
Depreciation and amortization expense	—	—	(782,800)	(784,364)
Other fixed operating expenses	—	(125,697)	(768,866)	(758,607)
Interest income	—	—	152,370	187,601
Other income	—	3,526,179	6,087	11,364
Income tax expense	—	—	(407,478)	(349,848)
Profit (loss)	—	3,400,997	1,390,879	1,309,903
Comprehensive income (loss)	—	3,400,997	1,390,879	1,309,903

(*)  See Note 14.b.

There are no significant commitments or contingencies or restrictions on funds transfers to the owners of associates and joint ventures.